NUVEEN INVESTMENT TRUST II

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

SUPPLEMENT TO PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 28, 2007

as supplemented March 31, 2008

DATED JUNE 30, 2008

Effective July 1, 2008, the Nuveen Symphony Large-Cap Growth Fund is exclusively available for investment by the Nuveen Conservative Allocation Fund, the Nuveen Moderate Allocation Fund and the Nuveen Growth Allocation Fund.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE